Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2022
Intangible Assets
Schedule of Intangible assets

	As of December 31,
	2021	2022	2022
	RMB	RMB	US$
Customer relationships	165,435	163,324	23,680
Purchased software	393	455	66
Technology	2,900	2,900	420
Less: Accumulated amortization	(44,469)	(65,076)	(9,435)
Total intangible assets, net	124,259	101,603	14,731